Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	¥ 3,251,244	¥ 4,790,399
Time deposits pledged for bank borrowings [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	1,561,907	3,869,699
Cash Deposits Pledged for Asset Backed Securitization Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	142,986	371,042
Guarantee Funds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	1,370,348	537,288
Cash Pledged For Bank Note [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	7,600	12,370
Other Restricted Cash [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	¥ 168,403	¥ 0